Other Intangible Assets, Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

	December 31, 2015
		Weighted
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization
		(in thousands)

Amortized intangible assets:
Technology	$6,889	7 years	2,787
Patents	100	15 years	41
Total	$6,989		2,828

	December 31, 2016
		Weighted
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization

		(in thousands)

Amortized intangible assets:
Technology	$6,889	7 years	3,771
Patents	100	15 years	48
Total	$6,989		3,819